UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2005

Check here if amendment [ ]; Amendment Number: __

This Amendment (Check only one): [ ] a restatement
                                 [ ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name:   Greenhaven Associates, Inc.
        Three Manhattanville Road
        Purchase, NY 10577

Form 13F File Number: 28-2408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Chris A. Wachenheim
Title:  Executive Vice President
Phone:  914-253-9374

Signature, Place, and Date of Signing:

/s/  Chris A. Wachenheim                Purchase, NY               April 5, 2005
------------------------                -------------              -------------
      [Signature]                       [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:

[If there are no entries in this list omit this section.]

Form 13F File Number                Name

------------------------------      ------------------------------------------
[Repeat as necessary.]


                          Greenhaven Associates, Inc.
                        13F Period Ending March 31, 2005

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
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             COL 1                    COL 2     COL 3         COL 4       COL 5              COL 6                   COL 7
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                                    TITLE OF                  VALUE     PRINCIPAL                   SHARED   VOTING AUTHORITY SHARES
            SECURITY                  CLASS     CUSIP        ($000)      AMOUNT        SOLE         OTHER       SOLE        NONE
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
Advance Auto Parts (AAP)             COMMON   00751Y106     $146,393    2,901,750      710,050    2,191,700     710,050   2,191,700
Anadarko Petroleum Corp (APC)        COMMON   032511107     $320,084    4,206,100      631,000    3,575,100     631,000   3,575,100
Beazer Homes (BZH)                   COMMON   07556Q105      $16,775      336,450                   336,450                 336,450
Burlington Northern Santa Fe (BNI)   COMMON   12189T104      $22,470      416,650                   416,650                 416,650
Centex Corp (CTX)                    COMMON   152312104     $496,577    8,670,800    2,778,900    5,891,900   2,778,900   5,891,900
Electronic Data Systems (EDS)        COMMON   285661104      $77,866    3,767,100       75,000    3,692,100      75,000   3,692,100
Genesis Energy LP (GEL)              COMMON   371927104       $3,813      428,400      266,210      162,190     266,210     162,190
International Paper (IP)             COMMON   460146103      $44,553    1,211,000                 1,211,000               1,211,000
KB Home  (KBH)                       COMMON   48666K109      $17,419      148,300                   148,300                 148,300
Lennar Corp Class B (LEN.B)          COMMON   526057302      $17,974      341,000        3,000      338,000       3,000     338,000
Lennar Corporation (LEN)             COMMON   526057104      $63,136    1,113,900                 1,113,900               1,113,900
Plains All Amer Pipeline LP (PAA)    COMMON   726503105       $1,356       35,000                    35,000                  35,000
Pulte Homes Inc. (PHM)               COMMON   745867101     $188,739    2,563,350       15,000    2,548,350      15,000   2,548,350
Ryland Group (RYL)                   COMMON   783764103       $2,109       34,000                    34,000                  34,000
Ship Finance Int'l Ltd (SFL)         COMMON   B019MJ8           $250       12,333                    12,333                  12,333
Smurfit Stone (SSCC)                 COMMON   832727101      $15,094      975,700      672,500      303,200     672,500     303,200
Standard Pacific Corp (SPF)          COMMON   85375C101      $38,961      539,700                   539,700                 539,700
Stolt Offshore SA  (SOSA)            COMMON   861567105       $5,622      713,500      388,500      325,000     388,500     325,000
Timberwest Forest CRP (TWTUF)        COMMON   887147205       $6,137      501,000      330,000      171,000     330,000     171,000
Toll Brothers, Inc. (TOL)            COMMON   889478103         $513        6,500        6,500                    6,500
Toyota Motor Corp [TM]               COMMON   892331307     $190,063    2,555,300      335,500    2,219,800     335,500   2,219,800
Union Pacific Corp (UNP)             COMMON   907818108     $293,625    4,212,700      464,500    3,748,200     464,500   3,748,200
UnumProvident Corp (UNM)             COMMON   91529Y106     $125,560    7,377,200    1,352,200    6,025,000   1,352,200   6,025,000
Weyerhaeuser Co (WY)                 COMMON   962166104     $132,424    1,933,200      128,500    1,804,700     128,500   1,804,700
YARA International (YARIY)           COMMON   984851204      $57,206    3,768,500      115,000    3,653,500     115,000   3,653,500
                                                          $2,284,700
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